Supplemental Cash Flow Information Schedule	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash	The following is a tabular reconciliation of the Company's cash, cash equivalents and restricted cash balances for the periods presented in the Company's consolidated statements of cash flows:

	December 31, 2021 $	December 31, 2020 $	December 31, 2019 $	December 31, 2018 $
Cash and cash equivalents	92,069	206,762	160,221	149,014
Restricted cash – current	11,888	8,358	53,689	38,329
Restricted cash – long-term	38,100	42,823	39,381	35,521
Total	142,057	257,943	253,291	222,864

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities for years ended December 31, 2021, 2020 and 2019 are as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Accounts receivable	(21,874)	5,829	6,184
Prepaid expenses and other current assets	(10,082)	(2,463)	3,348
Accounts payable	5,315	(211)	1,264
Accrued liabilities and other long-term liabilities	(15,912)	(1,484)	(252)
Unearned revenue and long-term unearned revenue	(14,419)	(2,675)	(197)
Advances to and from affiliates	4,567	9,368	(6,007)
Receipts from direct financing and sales-type leases (note 6)	15,013	274,562	17,073
Expenditures for dry docking	(32,808)	(5,259)	(12,358)
Other operating assets and liabilities	(7,355)	(3,436)	(1,122)
Total	(77,555)	274,231	7,933